Expense Example {- Franklin Flex Cap Growth VIP Fund} - FTVIP Class 4-57 - Franklin Flex Cap Growth VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 109
3 years	419
5 years	752
10 years	$ 1,693